1875 K Street, N.W.
Washington, DC 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

May 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Variable Equity Trust

Post-Effective Amendment No. 97 to Registration Statement on Form N-1A

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of Legg Mason Partners Variable Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the forms of Prospectuses and Statements of Additional Information for ClearBridge Variable Large Cap Growth Portfolio, ClearBridge Variable Large Cap Value Portfolio, ClearBridge Variable Mid Cap Portfolio, ClearBridge Variable Small Cap Growth Portfolio and QS Legg Mason Dynamic Multi-Strategy VIT Portfolio, each a series of the Trust, that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 97 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A on April 19, 2017. That Amendment became effective on May 1, 2017, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:	Barbara J. Allen, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

Juliet Y. Mun, Willkie Farr & Gallagher LLP

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